NON-CONTROLLING INTERESTS (Narrative) (Details)	1 Months Ended				12 Months Ended
	Jul. 21, 2017 CAD	Jul. 21, 2017 USD ($)	Aug. 31, 2016 CAD shares	Jun. 30, 2016 shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares	Jun. 17, 2017 shares
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)					111,110	49,861
Proceeds from issuing shares	CAD 62,745,000	$ 50,000,000			CAD 60,225,368	CAD 0
The subsidiaries with the exception of IsoEnergy [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary					100.00%
IsoEnergy Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary					63.90%
Number of ownership interests held							29,000,000
Issue of shares for exploration and evaluation assets (shares)					4,000,000
Receivables due from related parties | CAD			CAD 450,000
Increase in number of shares outstanding, conversion of debt			450,000
Increase in number of shares outstanding, issued to an unrelated third party			302,881			6,364,450
Increase in number of flow through shares outstanding					999,999	3,934,636
Proceeds from issuing shares | CAD					CAD 1,100,000	CAD 10,692,550
Increase in number of flow through shares outstanding, finder's fee						8,580
IsoEnergy Ltd. [Member] | Thorburn North property [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)				1,000,000
Increase in ownership interest due to issuances of shares				100.00%
IsoEnergy Ltd. [Member] | Radio property [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)					3,000,000
IsoEnergy Ltd. [Member] | Geiger property [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares)					1,000,000	1,000,000